CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 137,882	$ 127,632
Restricted cash	12,892	6,558
Accounts receivable, net	60,290	60,331
Due from affiliate companies	19,710	4,002
Inventories	27,746	30,170
Prepaid expenses and other current assets	40,190	27,383
Total current assets	298,710	256,076
Deposits for vessels, port terminals and other fixed assets	0	36,849
Vessels, port terminals and other fixed assets, net	1,898,455	1,809,225
Deferred dry dock and special survey costs, net	25,122	32,945
Loan receivable from affiliate companies	46,089	30,112
Investments in affiliates	91,111	183,160
Other long-term assets	23,736	4,856
Intangible assets other than goodwill	138,937	116,422
Goodwill	160,336	160,336
Total non-current assets	2,383,786	2,373,905
Total assets	2,682,496	2,629,981
Current liabilities
Accounts payable	78,947	79,671
Accrued expenses and other liabilities	123,652	94,859
Deferred income and cash received in advance	11,753	11,030
Due to affiliate companies	37,063	16,749
Current portion of long-term debt, net	69,051	33,885
Total current liabilities	320,466	236,194
Senior and ship mortgage notes, net	1,272,108	1,301,999
Long-term debt, net of current portion	474,848	346,604
Other long-term liabilities and deferred income	19,063	43,382
Long-term payable to affiliate companies	67,154	76,872
Deferred tax liability	7,177	7,766
Total non-current liabilities	1,840,350	1,776,623
Total liabilities	2,160,816	2,012,817
Commitments and contingencies
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 46,302 issued and outstanding as of December 31, 2018 and 2017.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 12,843,414 and 12,038,647 issued and outstanding as of December 31, 2018 and 2017, respectively.	1	1
Additional paid-in capital	686,671	682,116
Accumulated other comprehensive income	0	2
Accumulated deficit	(434,739)	(166,021)
Total Navios Holdings stockholders' equity	251,933	516,098
Noncontrolling interest	269,747	101,066
Total stockholders' equity	521,680	617,164
Total liabilities and stockholders' equity	$ 2,682,496	$ 2,629,981